Long-Term Debt - Term Bank Loans (Details)	2 Months Ended	3 Months Ended		5 Months Ended	9 Months Ended	12 Months Ended
	Feb. 15, 2018 USD ($)	Apr. 04, 2018 USD ($)	Apr. 03, 2018 USD ($)	May 23, 2017 USD ($)	Sep. 15, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 21, 2017 USD ($)	Dec. 31, 2016 USD ($)
Debt Instrument [Line Items]
Term loan balances outstanding						$ 1,512,978,000		$ 1,421,479,000
Prepaid amount						$ 223,518,000
Aframax tankers Izumo Princess and Asahi Princess, Handysize product carrier Aegeas, two Panamax tankers World Harmony and Chantal and two Suezmax tankers Archangel and Alaska
Debt Instrument [Line Items]
Debt Instrument Face Amount				$ 122,500,000
Duration of term bank loan				4 years
Amount drawn down				$ 117,162,000
Number of repayment installments				8
Debt periodic payment						semi-annual
Debt balloon payment				$ 54,782,000
Debt Instrument Maturity Date, Start						Jun. 30, 2017
Debt Instrument Maturity Date, End						Feb. 28, 2018
Suezmax shuttle tanker Lisboa
Debt Instrument [Line Items]
Debt Instrument Face Amount					$ 85,000,000
Duration of term bank loan					7 years 6 months
Amount drawn down					$ 85,000,000
Number of repayment installments					15
Debt periodic payment						semi-annual
Debt periodic payment amount					$ 2,833,330
Debt balloon payment					42,500,000
Eurochampion 2004 and Euronike
Debt Instrument [Line Items]
Prepaid amount							$ 35,994,000
Eleven vessels | Subsequent Event
Debt Instrument [Line Items]
Debt Instrument Face Amount	$ 162,575,000
Duration of term bank loan	5 years
Amount drawn down			$ 162,575,000
Number of repayment installments	10
Debt periodic payment	semi-annual
Debt periodic payment amount	$ 11,561,000
Debt balloon payment	$ 46,965,000
Prepaid amount		$ 181,168,000
Debt Instrument Maturity Date, Start	Oct. 31, 2018
Debt Instrument Maturity Date, End	Apr. 30, 2019
All Company's term bank loans
Debt Instrument [Line Items]
Debt periodic payment						quarterly or semi-annual
Variable rate basis						LIBOR
Debt Instrument Maturity Date, Start						Sep. 30, 2018
Debt Instrument Maturity Date, End						Jan. 31, 2027
All Company's term bank loans | Minimum
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage						2.85%
All Company's term bank loans | Maximum
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage						4.54%
First four installments | Aframax tankers Izumo Princess and Asahi Princess, Handysize product carrier Aegeas, two Panamax tankers World Harmony and Chantal and two Suezmax tankers Archangel and Alaska
Debt Instrument [Line Items]
Debt periodic payment amount				8,283,000
Second four installments | Aframax tankers Izumo Princess and Asahi Princess, Handysize product carrier Aegeas, two Panamax tankers World Harmony and Chantal and two Suezmax tankers Archangel and Alaska
Debt Instrument [Line Items]
Debt periodic payment amount				$ 7,312,000
8-year term loan
Debt Instrument [Line Items]
Debt Instrument Face Amount						$ 73,500,000
Repayment of debt					$ 73,500,000
Prepaid amount						$ 71,200,000